Loans - Schedule of Short-Term Loans Consisted (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Short-term loans	$ 5,836,177	$ 5,690,221
current portion of long-term loans	243,075	36,620
Total	6,079,252	5,726,841
Long-term loans	3,548,284	3,374,695
Less: current portion of long-term loans	(243,075)	(36,620)
Total	3,305,209	3,338,075
Rural Commercial Bank of Shandong [Member]
Short-Term Debt [Line Items]
Short-term loans	684,997	704,235
Postal Savings Bank of China (“PSBC”) [Member]
Short-Term Debt [Line Items]
Short-term loans		704,235
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans		633,812
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Short-term loans	958,996	845,082
Bank of Rizhao [Member]
Short-Term Debt [Line Items]
Short-term loans	1,095,996	690,151
Industrial Bank [Member]
Short-Term Debt [Line Items]
Short-term loans		760,574
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Short-term loans	1,315,195	1,352,132
China Minsheng Bank [Member]
Short-Term Debt [Line Items]
Short-term loans	684,997
Weihai City Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term loans	1,095,996
Bank of Weifang [Member]
Short-Term Debt [Line Items]
Long-term loans	136,999	140,847
Bank of Weifang [Member]
Short-Term Debt [Line Items]
Long-term loans	1,224,775	1,264,807
Rural Commercial Bank of Shandong [Member]
Short-Term Debt [Line Items]
Long-term loans	1,912,512	1,969,041
Shenzhen Qianhai WeBank Co., Ltd [Member]
Short-Term Debt [Line Items]
Long-term loans	$ 273,998